SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN PREPARATION OF THE FINANCIAL STATEMENTS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN PREPARATION OF THE FINANCIAL STATEMENTS

Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements:

a.	Judgments:

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

-	Capitalization of development costs

Development costs are capitalized in accordance with the accounting policy described in Note 2k, which is based on the criteria set forth in IAS 38. The assessment of whether development costs meet the criteria for recognition as an intangible asset requires significant management judgment, in particular with respect to technical feasibility, generation of future economic benefits, and ability to measure reliably the costs attributable to the intangible asset.

b.	Estimates and assumptions:

The preparation of these financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. In determining its accounting estimates, management relies on past experience, various underlying facts, external factors and reasonable assumptions, based on the relevant circumstances. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Impairment of goodwill:

The Group reviews goodwill for impairment at least once a year. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows. Further details are given in Note 11.

-	Deferred tax assets:

Deferred tax assets are recognized for unused carry forward tax losses and temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies. Further details are given in Notes 2m and 19c.